Program Rights and Intangible Assets, Net (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Summary of program rights and intangible assets
Program rights, gross	$ 7,120,088	$ 7,120,088
Less: accumulated amortization	(613,119)	(613,119)
Less: impairment charges	$ (6,506,969)	$ (6,506,969)
Program rights, net
Program rights [Member]
Summary of program rights and intangible assets
Program rights, gross	$ 20,692	$ 20,692
Less: accumulated amortization	$ (20,692)	$ (20,692)
Program rights, net